Costs and Estimated Earnings on Uncompleted Contracts (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Costs and estimated earnings amounts on uncompleted contracts included in balance sheets
Costs and estimated earnings in excess of billings on uncompleted contracts	$ 24,266	$ 33,349
Billings in excess of cost and estimated earnings on uncompleted contracts	(37,823)	(48,478)
Cost in excess of billing on uncompleted contracts, net	$ (13,557,000)	(15,129,000)
Successor [Member]
Costs and estimated earnings amounts on uncompleted contracts included in balance sheets
Costs and estimated earnings in excess of billings on uncompleted contracts		33,349
Billings in excess of cost and estimated earnings on uncompleted contracts		(48,478)	$ (42,764)
Cost in excess of billing on uncompleted contracts, net		$ (15,129)
Predecessor [Member]
Costs and estimated earnings amounts on uncompleted contracts included in balance sheets
Costs and estimated earnings in excess of billings on uncompleted contracts
Billings in excess of cost and estimated earnings on uncompleted contracts			$ (42,674)	(28,024)
Cost in excess of billing on uncompleted contracts, net				$ (28,024)